Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non-current assets [line items]
Beginning balance	¥ 3,211	¥ 2,877
Additions	432	379
Transferred from construction in progress	291	502
Disposal	(1)	(11)
Amortization for the year	(540)	(518)
Transferred to property, plant and equipment	(1,100)
Transferred to others	(18)
Disposal of subsidiaries	(1)
Provision for impairment losses		(18)
Ending balance	2,274	3,211
Software [member]
Disclosure of other non-current assets [line items]
Beginning balance	835	608
Additions	297	83
Transferred from construction in progress	272	474
Disposal	(1)	0
Amortization for the year	(336)	(330)
Transferred to property, plant and equipment	0
Transferred to others	0
Disposal of subsidiaries	(1)
Provision for impairment losses		0
Ending balance	1,066	835
Leasehold improvements [member]
Disclosure of other non-current assets [line items]
Beginning balance	225	284
Additions	12	43
Transferred from construction in progress	19	28
Disposal	0	(7)
Amortization for the year	(91)	(105)
Transferred to property, plant and equipment	0
Transferred to others	0
Disposal of subsidiaries	0
Provision for impairment losses		(18)
Ending balance	165	225
Others [member]
Disclosure of other non-current assets [line items]
Beginning balance	2,151	1,985
Additions	123	253
Transferred from construction in progress	0	0
Disposal	0	(4)
Amortization for the year	(113)	(83)
Transferred to property, plant and equipment	(1,100)
Transferred to others	(18)
Disposal of subsidiaries	0
Provision for impairment losses		0
Ending balance	¥ 1,043	¥ 2,151